EQUITY (Tables)	6 Months Ended
Dec. 31, 2025
Equity:
SCHEDULE OF NON-CONTROLLING INTERESTS

Non-controlling interests consisted of the following:

	December 31, 2025
	Yangzhou Bangshijie	Nanjing Bangshijie	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Deficit	$(3,050)	$(65,192)	$(68,242)
Accumulated other comprehensive income	130	1,974	2,104
Total non-controlling interests	$(2,920)	$(63,218)	$(66,138)

	June 30, 2025
	Yangzhou Bangshijie	Nanjing Bangshijie	Total

Deficit	$(2,999)	$(63,875)	$(66,874)
Accumulated other comprehensive income	182	3,111	3,293
Total non-controlling interests	$(2,817)	$(60,764)	$(63,581)